STOCK BASED COMPENSATION (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Based Compensation
Granted (in shares)	0	0	0
Stock Option Plans
Shares
Outstanding, beginning of year (in shares)	19,100
Forfeited or expired (in shares)	(6,475)
Outstanding, end of period (in shares)	12,625
Vested and expected to vest (in shares)	12,625
Exercisable, end of period (in shares)	12,625
Weighted Average Exercise Price
Outstanding, beginning of year (in dollars per share)	31.50
Forfeited or expired (in dollars per share)	33.05
Outstanding, end of period (in dollars per share)	30.46
Vested and expected to vest (in dollars per share)	30.46
Exercisable, end of period (in dollars per share)	30.46
Weighted Average Remaining Contractual Term
Outstanding, end of period	4 years 10 months 24 days
Vested and expected to vest	4 years 10 months 24 days
Exercisable, end of period	4 years 10 months 24 days
Additional disclosures
Total unrecognized compensation cost related to nonvested stock options granted	0